                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                               Washington, DC 20549

                                     FORM N-Q

              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act file number 811-00082
                                                      ---------

                                    CGM TRUST
                (Exact name of registrant as specified in charter)

               One International Place, Boston, Massachusetts 02110
               ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               T. John Holton, Esq.
                              Bingham McCutchen LLP
                                150 Federal Street
                                 Boston, MA 02110
                                 ----------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2007
                         -----------------

Date of reporting period: September 30, 2007
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


                                             CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF SEPTEMBER 30, 2007
(unaudited)

COMMON STOCKS -- 72.9% OF TOTAL NET ASSETS
                                                                            SHARES            VALUE (a)
                                                                            ------            ---------
BANKS - MONEY CENTER -- 5.3%
  Banco Itau Holding Financeira S.A. ADR (b)(c) .................           650,000          $ 32,903,000
                                                                                             ------------

BUSINESS SERVICES -- 3.8%
  Research In Motion Limited (d) ................................           237,000            23,356,350
                                                                                             ------------

ELECTRONIC AND COMMUNICATION EQUIPMENT -- 3.5%
  Nokia Corporation ADR (b) .....................................           560,000            21,240,800
                                                                                             ------------

ENGINEERING -- 4.0%
  Fluor Corporation .............................................           170,000            24,476,600
                                                                                             ------------

FOOD - AGRIBUSINESS -- 2.3%
  Bunge Limited .................................................           130,000            13,968,500
                                                                                             ------------

HEAVY CAPITAL GOODS -- 1.1%
  Cummins Inc. ..................................................            55,000             7,033,950
                                                                                             ------------

MACHINERY -- 5.5%
  CNH Global N.V ................................................           555,000            33,710,700
                                                                                             ------------

METALS AND MINING -- 10.6%
  BHP Billiton Limited ADR (b) ..................................           415,000            32,619,000
  Companhia Vale do Rio Doce ADR (b)(c) .........................           960,000            32,572,800
                                                                                             ------------
                                                                                               65,191,800
                                                                                             ------------
OIL - INDEPENDENT PRODUCTION -- 6.4%
  Petroleo Brasileiro S.A. - Petrobras ADR (b)(c) ...............           520,000            39,260,000
                                                                                             ------------

OIL SERVICE -- 19.6%
  National Oilwell Varco, Inc. (d) ..............................           205,000            29,622,500
  Schlumberger Limited ..........................................           430,000            45,150,000
  Smith International, Inc. .....................................           300,000            21,420,000
  Weatherford International Ltd. (d) ............................           360,000            24,184,800
                                                                                             ------------
                                                                                              120,377,300
                                                                                             ------------
STEEL -- 7.2%
  Companhia Siderurgica Nacional ADR (b)(c) .....................           195,000            13,751,400
  United States Steel Corporation ...............................           290,000            30,722,600
                                                                                             ------------
                                                                                               44,474,000
                                                                                             ------------
TELEPHONE -- 3.6%
  Mobile TeleSystems OJSC ADR (b) ...............................           320,000            22,179,200
                                                                                             ------------

TOTAL COMMON STOCKS (Identified cost $342,977,386) ................................           448,172,200
                                                                                             ------------

BILLS -- 26.7% OF TOTAL NET ASSETS

                                                                            FACE
                                                                           AMOUNT
                                                                           ------

UNITED STATES TREASURY -- 26.7%
  United States Treasury Bills, 3.599%, 11/29/07 ................       $39,400,000            39,165,097
  United States Treasury Bills, 3.625%, 12/13/07 ................        50,000,000            49,630,150
  United States Treasury Bills, 3.662%, 12/20/07 ................        54,000,000            53,558,658
  United States Treasury Bills, 4.672%, 10/25/07 ................         5,000,000             4,983,834
  United States Treasury Bills, 4.692%, 11/08/07 ................        17,000,000            16,914,046
                                                                                             ------------

TOTAL BILLS (Identified cost $164,207,917) ........................................           164,251,785
                                                                                             ------------

SHORT-TERM INVESTMENT -- 0.6% OF TOTAL NET ASSETS
  American Express Credit Corporation, 4.72%, 10/01/07
    (Cost $3,515,000) ...........................................         3,515,000             3,515,000
                                                                                             ------------

TOTAL INVESTMENTS -- 100.2% (Identified cost $510,700,303) (e) ....................           615,938,985
  Cash and receivables ............................................................            10,807,212
  Liabilities .....................................................................           (11,759,408)
                                                                                             ------------
TOTAL NET ASSETS -- 100.0% .........................................................         $614,986,789
                                                                                             ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities (other than short- term investments having a maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of
    Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. U.S. government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of
    Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(c) The Fund had approximately 19% of its net assets at September 30, 2007 invested in companies incorporated in Brazil.

(d) Non-income producing security.

(e) Federal Tax Information: At September 30, 2007 the net unrealized appreciation on investments based on cost of $514,507,426 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which
        there is an excess of value over tax cost .................................          $101,431,559
    Aggregate gross unrealized depreciation for all investments in which
        there is an excess of tax cost over value .................................                     0
                                                                                             ------------
                                                                                             $101,431,559
                                                                                             ============

    The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

                                              CGM REALTY FUND
---------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF SEPTEMBER 30, 2007
(unaudited)

COMMON STOCKS -- 99.5% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 26.5%
                                                                           SHARES            VALUE (a)
                                                                           ------            ---------
MORTGAGE -- 4.7%
 Annaly Capital Management, Inc. ..................................       5,600,000        $  89,208,000
                                                                                           -------------

OFFICE AND INDUSTRIAL -- 21.8%
 Boston Properties, Inc. ..........................................         865,000            89,873,500
 Digital Realty Trust, Inc. .......................................       2,450,000            96,505,500
 Douglas Emmett, Inc. .............................................       3,550,000            87,791,500
 ProLogis .........................................................       1,400,000            92,890,000
 Vornado Realty Trust .............................................         390,000            42,646,500
                                                                                           --------------
                                                                                              409,707,000
                                                                                           --------------
                                                                                              498,915,000
   TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $462,492,763) .............        --------------

OTHER COMMON STOCKS -- 73.0%

BASIC MATERIALS -- 10.1%
 Arch Coal, Inc. ..................................................         850,000            28,679,000
 CONSOL Energy Inc. ...............................................       1,531,800            71,381,880
 Peabody Energy Corporation .......................................       1,900,000            90,953,000
                                                                                           --------------
                                                                                              191,013,880
                                                                                           --------------
COPPER -- 13.2%
 Freeport-McMoRan Copper & Gold Inc. ..............................       1,300,000           136,357,000
 Southern Copper Corporation ......................................         905,000           112,066,150
                                                                                           --------------
                                                                                              248,423,150
                                                                                           --------------
FERTILIZER -- 17.0%
 Potash Corporation of Saskatchewan Inc. ..........................       1,555,800           164,448,060
 The Mosaic Company (b) ...........................................       2,920,000           156,278,400
                                                                                           --------------
                                                                                              320,726,460
                                                                                           --------------
HOUSING AND BUILDING MATERIAL -- 4.7%
 Desarrolladora Homex, S.A.B. de C.V. ADR (b)(c) ..................       1,595,600            88,555,800
                                                                                           --------------
LEISURE -- 3.6%
 Las Vegas Sands Corp. (b) ........................................         510,000            68,044,200
                                                                                           --------------
METALS AND MINING -- 24.4%
 Anglo American plc ADR (c) .......................................         250,000             8,362,500
 BHP Billiton Limited ADR (c) .....................................       1,960,000           154,056,000
 Companhia Vale do Rio Doce ADR (c) ...............................       5,460,000           185,257,800
 Rio Tinto plc ADR (c) ............................................         325,000           111,605,000
                                                                                           --------------
                                                                                              459,281,300
                                                                                           --------------

   TOTAL OTHER COMMON STOCKS (Identified cost $904,604,318) .......................         1,376,044,790
                                                                                           --------------
TOTAL COMMON STOCKS (Identified cost $1,367,097,081) ..............................         1,874,959,790
                                                                                           --------------

SHORT-TERM INVESTMENT -- 0.6% OF TOTAL NET ASSETS
                                                                           FACE
                                                                          AMOUNT
                                                                        -----------
 American Express Credit Corporation, 4.72%, 10/01/07
 (Cost $11,740,000) ...............................................     $11,740,000            11,740,000
                                                                                           --------------

TOTAL INVESTMENTS -- 100.1% (Identified cost $1,378,837,081) (d) ..................         1,886,699,790
 Cash and receivables ..............................................................           14,256,575
 Liabilities .......................................................................          (16,291,547)
                                                                                           --------------
TOTAL NET ASSETS -- 100.0% ........................................................        $1,884,664,818
                                                                                           ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.
(b) Non-income producing security.
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(d) Federal Tax Information: At September 30, 2007 the net unrealized appreciation on investments based on cost of $1,381,996,281 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is
    an excess of value over tax cost ..............................................        $  509,894,221
    Aggregate gross unrealized depreciation for all investments in which there is
    an excess of tax cost over value ..............................................            (5,190,712)
                                                                                           --------------
                                                                                           $  504,703,509
                                                                                           ==============

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

                                              CGM FOCUS FUND
----------------------------------------------------------------------------------------------------------
INVESTMENTS AS OF SEPTEMBER 30, 2007
(unaudited)

COMMON STOCKS -- 96.8% OF TOTAL NET ASSETS
                                                                            SHARES            VALUE (a)
                                                                            ------            ---------
BUSINESS SERVICES -- 4.2%
  Research In Motion Limited (b)(c) ..............................        1,880,000         $  185,274,000
                                                                                            --------------
COPPER -- 4.9%
  Freeport-McMoRan Copper & Gold Inc. ............................        2,050,000            215,024,500
                                                                                            --------------
ENGINEERING -- 11.4%
 Fluor Corporation ...............................................        1,360,400            195,870,392
 Foster Wheeler Ltd. (c) .........................................          850,000            111,588,000
 McDermott International, Inc. (c) ...............................        3,670,000            198,473,600
                                                                                            --------------
                                                                                               505,931,992
                                                                                            --------------
FERTILIZER -- 9.8%
  Potash Corporation of Saskatchewan Inc. (b) ....................        2,175,000            229,897,500
  The Mosaic Company (c) .........................................        3,800,000            203,376,000
                                                                                            --------------
                                                                                               433,273,500
                                                                                            --------------
HEAVY CAPITAL GOODS -- 5.1%
  Cummins Inc. ...................................................        1,750,000            223,807,500
                                                                                            --------------
METALS AND MINING -- 12.6%
  BHP Billiton Limited ADR (d) ...................................        2,900,000            227,940,000
  Companhia Vale do Rio Doce ADR (d)(e)(f) .......................        8,260,000            280,261,800
  Rio Tinto plc ADR (d) ..........................................          140,000             48,076,000
                                                                                            --------------
                                                                                               556,277,800
                                                                                            --------------
OIL - INDEPENDENT PRODUCTION -- 12.3%
  Canadian Natural Resources Limited (b) .........................        1,125,000             85,218,750
  CNOOC Limited ADR (d) ..........................................        1,426,000            237,329,180
  Petroleo Brasileiro S.A. - Petrobras ADR (d)(e)(f) .............        2,940,000            221,970,000
                                                                                            --------------
                                                                                               544,517,930
                                                                                            --------------
OIL REFINING -- 3.1%
  Suncor Energy Inc. (b) .........................................        1,460,000            138,422,600
                                                                                            --------------
OIL SERVICE -- 14.9%
  Baker Hughes Incorporated ......................................          565,000             51,059,050
  National Oilwell Varco, Inc. (c) ...............................        1,485,000            214,582,500
  Schlumberger Limited (f) .......................................        2,110,000            221,550,000
  Weatherford International Ltd. (c) .............................        2,545,000            170,973,100
                                                                                            --------------
                                                                                               658,164,650
                                                                                            --------------
STEEL -- 9.5%
  ArcelorMittal ..................................................        2,880,000            225,676,800
  POSCO ADR (d) ..................................................        1,090,000            194,859,300
                                                                                            --------------
                                                                                               420,536,100
                                                                                            --------------
TELEPHONE -- 9.0%
  Mobile TeleSystems OJSC ADR (d) ................................        2,330,000            161,492,300
  Open Joint Stock Company "Vimpel-Communications" ADR
    (d)(f) .......................................................        8,750,000            236,600,000
                                                                                            --------------
                                                                                               398,092,300
                                                                                            --------------
TOTAL COMMON STOCKS (Identified cost $3,047,862,478) ..............................          4,279,322,872
                                                                                            --------------
SHORT-TERM INVESTMENT -- 1.5% OF TOTAL NET ASSETS
                                                                          FACE
                                                                         AMOUNT
                                                                         ------
American Express Credit Corporation, 4.72%, 10/01/07
(Cost $66,845,000) ...............................................      $66,845,000             66,845,000
                                                                                            --------------
TOTAL INVESTMENTS -- 98.3% (Identified cost $3,114,707,478) (g) ...................          4,346,167,872
Cash and receivables ..............................................................            619,955,729
Liabilities .......................................................................            (545,165,495)
                                                                                            --------------
TOTAL NET ASSETS -- 100.0% ........................................................         $4,420,958,106
                                                                                            ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments have a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.
(b) The Fund had approximately 14% of its assets at September 30, 2007 invested in companies incorporated in Canada.
(c) Non-income producing security.
(d) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(e) The Fund had approximately 11% of its assets at September 30, 2007 invested in companies incorporated in Brazil.
(f) A portion of this security had been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at September 30, 2007 was
    $546,801,000 and the value of cash held in a segregated account was $503,714,120.
(g) Federal Tax Information: At September 30, 2007 the net unrealized appreciation on investments based on cost of $3,155,621,755 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there
    is an excess of value over tax cost............................................         $1,191,748,377
    Aggregate gross unrealized depreciation for all investments in which there
    is an excess of tax cost over value ...........................................             (1,202,260)
                                                                                            --------------
                                                                                            $1,190,546,117
                                                                                            ==============

  The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

SECURITIES SOLD SHORT (PROCEEDS $476,538,084)

                                                                           SHARES              VALUE (a)
                                                                           ------              ---------

Countrywide Financial Corporation ................................       12,300,000         $  233,823,000
Sears Holdings Corporation .......................................        1,300,000            165,360,000
                                                                                            --------------
                                                                                            $  399,183,000
                                                                                            ==============

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

            Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date:  November 21, 2007


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date: November 21, 2007

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer


Date: November 21, 2007